Personnel expenses - Disclosure of Defined Benefit Plan, Expense Recognized in Profit or Loss and Other Comprehensive Income (Details) - CHF (SFr) SFr in Thousands		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Components of defined benefit cost in profit or loss
Current service cost (employer)		SFr 2,607	SFr 2,662	SFr 2,507
Curtailment		(1,187)	0	0
Past service cost		101	(1,297)	43
Interest expense on defined benefit obligation		659	836	1,182
Interest income on plan assets		(611)	(761)	(1,126)
Administrative cost excl. cost for managing plan assets		29	27	26
Defined benefit cost recognized in profit or loss		1,599	1,467	2,632
thereof service cost and administrative cost		1,551	1,393	2,576
thereof net interest expense on the net defined benefit liability		48	74	56
Reconciliation of amount recognized in OCI
Actuarial (gain) / loss on changes in financial assumptions		3,145	3,708	3,644
Actuarial (gain) / loss on changes in demographic assumptions		0	0	(10)
Actuarial (gain) / loss arising from experience adjustments		2,133	(216)	(1,000)
Actuarial (gain)/loss on defined benefit obligation		5,278	3,492	2,634
Return on plan assets excluding interest income		(1,464)	(3,007)	(659)
Remeasurement of net pension liabilities	[1]	SFr 3,814	SFr 485	SFr 1,975

[1]	See note 18